UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-Q


QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-21348

Name of Fund:  Muni Intermediate Duration Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief
     Executive Officer, Muni Intermediate Duration Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
     P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 05/31/05

Date of reporting period: 12/01/04 - 2/28/05

Item 1 - Schedule of Investments


Muni Intermediate Duration Fund, Inc.

Schedule of Investments as of February 28, 2005                                                              (in Thousands)

                             Face
State                      Amount    Municipal Bonds                                                                  Value
Alabama - 2.2%                       Jefferson County, Alabama, Limited Obligation School Warrants, Series A:
                       $   5,500           5.50% due 1/01/2021                                                   $    5,960
                           6,500           5.25% due 1/01/2023                                                        6,857

Arizona - 4.3%             3,020     Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona
                                     Charter Schools Project 1), Series A, 6.625% due 7/01/2020                       2,987
                           3,000     Navajo County, Arizona, IDA, IDR (Stone Container Corporation
                                     Project), AMT, 7.20% due 6/01/2027                                               3,141
                                     Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter
                                     Schools Project):
                           1,000           Series C, 6.70% due 7/01/2021                                              1,045
                           1,750           Series K/L, 6.375% due 7/01/2031                                           1,778
                                     Pinal County, Arizona, COP:
                           2,760           5.25% due 12/01/2018                                                       2,962
                           2,910           5.25% due 12/01/2019                                                       3,116
                           3,065           5.25% due 12/01/2020                                                       3,270
                           3,230           5.25% due 12/01/2021                                                       3,435
                           3,405           5.25% due 12/01/2022                                                       3,607

Arkansas - 0.4%                      University of Arkansas, University Revenue Refunding Bonds (UAMS Campus),
                                     Series A (d):
                           1,000           5% due 11/01/2013                                                          1,102
                           1,250           5% due 11/01/2015                                                          1,371

California - 25.6%        12,500     California Pollution Control Financing Authority, PCR, Refunding
                                     (Pacific Gas & Electric), AMT, Series A, 5.35% due 12/01/2016 (d)               13,493
                                     California State Department of Water Resources, Power Supply Revenue
                                     Bonds, Series A:
                           8,500           5.25% due 5/01/2020                                                        9,165
                           5,000           5.375% due 5/01/2021                                                       5,425
                           6,500           5.375% due 5/01/2022                                                       7,034
                           5,000     California State, GO, Refunding, 5.25% due 2/01/2027 (d)                         5,323
                          10,000     California State Public Works Board, Lease Revenue Bonds (Department of
                                     Corrections), Series C, 5.50% due 6/01/2020                                     11,052
                          17,500     California State, Various Purpose, GO, 5.50% due 4/01/2028                      19,176
                           2,500     California Statewide Communities Development Authority, Health Facility
                                     Revenue Bonds (Memorial Health Services), Series A, 6% due 10/01/2023            2,841
                           2,400     Elk Grove, California, Poppy Ridge Community Facilities Number 3
                                     Special Tax, Series 1, 6% due 9/01/2028                                          2,503


Portfolio Abbreviations


To simplify the listings of Muni Intermediate Duration Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT    Alternative Minimum Tax (subject to)
BAN    Bond Anticipation Notes
COP    Certificates of Participation
EDA    Economic Development Authority
GO     General Obligation Bonds
IDA    Industrial Development Authority
IDB    Industrial Development Board
IDR    Industrial Development Revenue Bonds
PCR    Pollution Control Revenue Bonds
S/F    Single-Family
VRDN   Variable Rate Demand Notes


Muni Intermediate Duration Fund, Inc.

Schedule of Investments as of February 28, 2005 (concluded)                                                  (in Thousands)

                             Face
State                      Amount    Municipal Bonds                                                                  Value
California (concluded)               Golden State Tobacco Securitization Corporation of California, Tobacco
                                     Settlement Revenue Bonds, Series B:
                       $   5,000           5.625% due 6/01/2020                                                  $    5,261
                           2,000           5.75% due 6/01/2021                                                        2,143
                           7,575           5.75% due 6/01/2022                                                        8,093
                           7,495           5.75% due 6/01/2023                                                        7,983
                                     Los Angeles, California, Unified School District, GO:
                          10,485           (Election of 1997), Series F, 5% due 7/01/2025 (b)                        10,992
                          16,975           Series A, 5% due 1/01/2028 (d)                                            17,703
                           1,515     Rowland, California, Unified School District, GO (Election of 2000),
                                     Series B, 5.25% due 8/01/2027 (c)                                                1,622
                                     Sacramento, California, Special Tax (North Natomas Community Facilities),
                                     Series 4-C:
                             585           5.60% due 9/01/2020                                                          608
                           1,720           5.75% due 9/01/2022                                                        1,775
                             500           5.90% due 9/01/2023                                                          515
                           3,000           6% due 9/01/2028                                                           3,117
                           4,545     San Bernardino, California, Community College District, GO (Election of
                                     2002), Series B, 5.25% due 8/01/2028 (d)                                         4,887
                           2,680     San Dieguito, California, Public Facilities Authority Revenue Bonds, 5%
                                     due 8/01/2021 (a)                                                                2,806
                           3,000     San Jose, California, Airport Revenue Bonds, Series A, 5.25% due
                                     3/01/2017 (b)                                                                    3,277
                           2,620     Stanislaus, California, Waste-to-Energy Financing Agency, Solid Waste
                                     Facility, Revenue Refunding Bonds (Ogden Martin System Inc. Project),
                                     VRDN, 1.86% due 1/01/2010 (d)(f)                                                 2,620

Colorado - 4.5%                      Denver, Colorado, City and County Airport Revenue Refunding Bonds (d):
                          11,000           Series A, 5.50% due 11/15/2025                                            11,539
                           2,000           Series E, 5.25% due 11/15/2023                                             2,121
                           1,000     Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement
                                     Fee), Series A, 7.10% due 9/01/2014                                              1,078
                           2,250     Montrose, Colorado, Memorial Hospital, Revenue Bonds, 6.375% due 12/01/2023      2,420
                           7,500     Plaza Metropolitan District No. 1, Colorado, Tax Allocation Revenue Bonds
                                     (Public Improvement Fees), 7.50% due 12/01/2015                                  7,798
                           1,000     Southlands, Colorado, Medical District, GO (Metropolitan District # 1),
                                     6.75% due 12/01/2016                                                             1,025

Connecticut - 1.7%         1,160     Connecticut State Development Authority, Airport Facility Revenue Bonds
                                     (LearJet Inc. Project), AMT, 7.95% due 4/01/2026                                 1,347
                           8,000     Connecticut State Development Authority, PCR, Refunding (Connecticut Light
                                     and Power Company), Series A, 5.85% due 9/01/2028                                8,497

Florida - 3.5%             1,000     Broward County, Florida, Airport Exempt Facility Revenue Bonds (Learjet Inc.
                                     Project), AMT, 7.50% due 11/01/2020                                              1,128
                           3,000     Harbor Bay, Florida, Community Development District, Capital Improvement
                                     Special Assessment Bonds, 6.75% due 5/01/2034                                    3,207
                           4,055     Heritage Isle at Viera Community Development District, Florida, Special
                                     Assessment Bonds, Series B, 5% due 11/01/2009                                    4,062
                           3,500     Midtown Miami, Florida, Community Development District, Special Assessment
                                     Revenue Bonds, Series A, 6% due 5/01/2024                                        3,609
                           1,000     Orlando, Florida, Urban Community Development District, Capital
                                     Improvement Special Assessment Bonds, 6% due 5/01/2020                           1,018
                           1,085     Portofino Shores, Florida, Community Development District, Special Assessment
                                     Bonds, Series A, 6.40% due 5/01/2034                                             1,133
                           2,390     South Lake County, Florida, Hospital District Revenue Bonds (South Lake
                                     Hospital Inc.), 6.625% due 10/01/2023                                            2,544
                           1,000     Sterling Hill, Florida, Community Development District, Capital Improvement
                                     Revenue Refunding Bonds, Series B, 5.50% due 11/01/2010                          1,016
                           2,660     West Villages Improvement District, Florida, Revenue Bonds, BAN, 5%
                                     due 2/01/2006                                                                    2,659

Georgia - 3.4%             4,600     Albany-Dougherty County, Georgia, Hospital Authority, Revenue Anticipation
                                     Certificates (Phoebe Putney Memorial Hospital Project), VRDN, 1.74% due
                                     9/01/2032 (a)(f)                                                                 4,600
                           1,500     Atlanta, Georgia, Tax Allocation Revenue Bonds (Atlantic Station Project),
                                     7.90% due 12/01/2024                                                             1,631
                           5,210     Brunswick & Glynn County, Georgia, Development Authority, First Mortgage
                                     Revenue Bonds (Coastal Community Retirement Corporation Project), Series A,
                                     7.125% due 1/01/2025                                                             5,470
                           4,500     Fulton County, Georgia, Residential Care Facilities, Revenue Refunding
                                     Bonds (Canterbury Court Project), Series A, 5.80% due 2/15/2018                  4,544
                                     Savannah, Georgia, EDA, Revenue Bonds (Marshes of Skidaway), First Mortgage,
                                     Series A:
                           1,245           6.25% due 1/01/2012                                                        1,241
                           2,245           6.85% due 1/01/2019                                                        2,285

Idaho - 0.1%                 700     Idaho Housing and Finance Association, S/F Mortgage Revenue Bonds, AMT,
                                     Series F-2, 5.85% due 7/01/2015 (e)                                                705

Illinois - 3.8%            2,510     Chicago, Illinois, O'Hare International Airport Revenue Bonds, 3rd Lien,
                                     AMT, Series B-2, 6% due 1/01/2029 (h)                                            2,815
                                     Hodgkins, Illinois, Environmental Improvement Revenue Bonds, AMT:
                           5,280           (MBM Project), 6% due 11/01/2015                                           5,606
                           6,000           (Metro Biosolids Management LLC Project), 5.90% due 11/01/2017             6,275
                           6,930     Illinois, Development Finance Authority Revenue Bonds (Community
                                     Rehabilitation Providers Facilities), Series A, 6.625% due 7/01/2032             7,340

Louisiana - 3.0%           8,250     Louisiana Public Facilities Authority, Mortgage Revenue Refunding
                                     Bonds (Baton Rouge General Medical Center Project), 5.25% due
                                     7/01/2033 (d)(e)                                                                 8,737
                                     Port New Orleans, Louisiana, IDR, Refunding (Continental Grain Company
                                     Project):
                           3,500           7.50% due 7/01/2013                                                        3,629
                           5,000           6.50% due 1/01/2017                                                        5,125

Maine - 1.6%               1,965     Portland, Maine, Housing Development Corporation, Senior Living Revenue
                                     Bonds (Avesta Housing Development Corporation Project), Series A, 6% due
                                     2/01/2034                                                                        1,952
                           7,000     Rumford, Maine, Solid Waste Disposal Revenue Refunding Bonds (Boise Cascade
                                     Corporation Project), AMT, 6.875% due 10/01/2026                                 7,475

Massachusetts - 0.6%                 Massachusetts State Development Finance Agency, Resource Recovery Revenue
                                     Bonds (Ogden Haverhill Associates), AMT, Series B:
                           1,210           5.35% due 12/01/2015                                                       1,223
                           2,000           5.50% due 12/01/2019                                                       2,039

Michigan - 1.9%            3,325     Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue Bonds
                                     (Mount Clemens General Hospital), Series B, 5.875% due 11/15/2034                3,161
                           4,795     Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Oakwood
                                     Obligated Group), Series A, 6% due 4/01/2022                                     5,241
                           3,000     Michigan State University Revenue Bonds, VRDN, Series A, 1.73% due
                                     8/15/2032 (f)                                                                    3,000

Minnesota - 0.7%                     Minneapolis and Saint Paul, Minnesota, Housing and Redevelopment Authority,
                                     Health Care System Revenue Bonds (Group Health Plan Inc. Project):
                           1,000           6% due 12/01/2019                                                          1,093
                           2,545           6% due 12/01/2021                                                          2,765

Mississippi - 1.4%                   Mississippi Business Finance Corporation, Mississippi, PCR, Refunding
                                     (System Energy Resources Inc. Project):
                           5,000           5.875% due 4/01/2022                                                       5,043
                           2,910           5.90% due 5/01/2022                                                        2,944

Missouri - 3.3%                      St. Louis, Missouri, Airport Revenue Bonds (Airport Developmental Program),
                                     Series A (d):
                           5,220           5.625% due 7/01/2016                                                       5,824
                           3,500           5.625% due 7/01/2017                                                       3,907
                           8,500           5.625% due 7/01/2018                                                       9,473

Montana - 0.2%             1,220     Montana State Board of Housing, AMT, S/F Program Revenue Bonds, Series B-2,
                                     6.35% due 12/01/2021 (e)                                                         1,255

Nevada - 0.4%              2,250     Clark County, Nevada, Improvement District No. 142 Special Assessment,
                                     6.375% due 8/01/2023                                                             2,321

New Jersey - 11.4%         7,735     Casino Reinvestment Development Authority, New Jersey, Parking Fee Revenue
                                     Bonds, 5% due 10/01/2021 (a)                                                     8,220
                                     Garden State Preservation Trust of New Jersey, Open Space and Farmland
                                     Preservation Revenue Bonds, Series A (c):
                           3,635           5.80% due 11/01/2021                                                       4,102
                           5,050           5.80% due 11/01/2023                                                       5,654
                                     New Jersey EDA, Cigarette Tax Revenue Bonds:
                          10,950           5.625% due 6/15/2018                                                      11,659
                           9,810           5.75% due 6/15/2029                                                       10,426
                          17,900     New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25%
                                     due 7/01/2033 (d)                                                               19,253
                           5,540     New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines
                                     Inc. Project), AMT, 6.625% due 9/15/2012                                         5,097
                           2,030     Sparta Township, New Jersey, School District, GO, Refunding, 5% due
                                     9/01/2020 (d)                                                                    2,131

New Mexico - 2.2%                    Farmington, New Mexico, PCR, Refunding:
                           3,000           (Public Service Company of New Mexico - San Juan), Series D, 6.375%
                                           due 4/01/2022                                                              3,242
                           9,000           (Tucson Electric Power Co. - San Juan Project), Series A, 6.95% due
                                           10/01/2020                                                                 9,430

New York - 30.7%           1,200     Dutchess County, New York, IDA, Civic Facility Revenue Bonds (Saint Francis
                                     Hospital), Series B, 7.25% due 3/01/2019                                         1,226
                           6,500     Metropolitan Transportation Authority, New York, Dedicated Tax Fund
                                     Revenue Refunding Bonds, VRDN, Series B, 1.84% due 11/01/2022 (c)(f)             6,500
                          10,500     Metropolitan Transportation Authority, New York, Revenue Refunding Bonds,
                                     Series A, 5.75% due 11/15/2032                                                  11,793
                           2,635     New York City, New York, City IDA, Civic Facility Revenue Bonds (Special
                                     Needs Facilities Pooled Program), Series C-1, 5.50% due 7/01/2007                2,672
                                     New York City, New York, City IDA, Special Facility Revenue Bonds, AMT:
                           1,250           (British Airways Plc Project), 7.625% due 12/01/2032                       1,312
                           3,000           (Continental Airlines Inc. Project), 8.375% due 11/01/2016                 2,847
                           2,780     New York City, New York, City Transitional Finance Authority, Future Tax
                                     Secured Revenue Bonds, Series C, 5.50% due 5/01/2025                             3,002
                                     New York City, New York, GO, Refunding:
                           5,000           Series B, 5.75% due 8/01/2015                                              5,604
                           5,050           Series F, 5.25% due 8/01/2015 (d)                                          5,408
                          14,000     New York City, New York, GO, Series C, 5.50% due 8/01/2013                      15,559
                           2,540     New York City, New York, IDA, Civic Facility Revenue Bonds (Special
                                     Needs Facilities Pooled Program), Series C-1, 6.80% due 7/01/2019                2,669
                           9,150     New York City, New York, Sales Tax Asset Receivable Corporation Revenue
                                     Bonds, Series A, 5.25% due 10/15/2027 (a)                                        9,897
                                     New York State Dormitory Authority Revenue Bonds:
                           1,000           (North Shore L.I. Jewish Group), 5% due 5/01/2012                          1,068
                           7,075           (School Districts Financing Program), Series D, 5.25% due 10/01/2023 (d)   7,701
                           5,580     New York State Dormitory Authority, Lease Revenue Refunding Bonds (Court
                                     Facilities), Series A, 5.25% due 5/15/2012                                       6,119
                                     New York State Dormitory Authority, Revenue Refunding Bonds:
                           7,775           (City University System), Consolidated Second Generation, Series A,
                                           6.125% due 7/01/2013 (a)                                                   8,945
                           2,350           (Lenox Hill Hospital Obligation Group), 5.75% due 7/01/2016                2,531
                           7,000           (Mount Sinai Health), Series A, 6.625% due 7/01/2018                       7,464
                           5,000           (Mount Sinai Health), Series A, 6.625% due 7/01/2019                       5,332
                          10,000           (North Shore University Hospital), 5.20% due 11/01/2017 (d)               10,802
                              60     New York State Thruway Authority, Local Highway and Bridge Service
                                     Contract Revenue Refunding Bonds, 5.50% due 4/01/2017                               67
                                     New York State Urban Development Corporation, Correctional and Youth
                                     Facilities Services Revenue Refunding Bonds, Series A:
                           4,500           5% due 1/01/2017                                                           4,844
                          11,650           5.50% due 1/01/2017                                                       12,845
                          10,000     New York State Urban Development Corporation, Personal Income Tax
                                     Revenue Bonds (State Facilities), Series A-1, 5.25% due 3/15/2034 (b)           10,675
                                     Tobacco Settlement Financing Corporation of New York Revenue Bonds:
                           3,340           Series A-1, 5.50% due 6/01/2016                                            3,646
                           9,010           Series A-1, 5.25% due 6/01/2022 (a)                                        9,683
                           7,000           Series C-1, 5.50% due 6/01/2021                                            7,716
                          10,000           Series C-1, 5.50% due 6/01/2022                                           10,957

North Carolina - 2.7%      6,000     North Carolina Medical Care Commission, Health Care Facilities, First
                                     Mortgage Revenue Refunding Bonds (Presbyterian Homes Project), 7% due
                                     10/01/2031                                                                       6,380
                           3,150     North Carolina Medical Care Commission, Health Care Housing Revenue Bonds
                                     (The ARC of North Carolina Projects), Series A, 5.50% due 10/01/2024             3,183
                                     North Carolina Medical Care Commission, Hospital Revenue Bonds (Maria
                                     Parham Medical Center) (g):
                           2,505           5.50% due 10/01/2013                                                       2,777
                           2,940           5.50% due 10/01/2016                                                       3,227

Ohio - 0.2%                1,280     Port of Greater Cincinnati Development Authority, Ohio, Special
                                     Assessment Revenue Bonds (Cooperative Public Parking Infrastructure
                                     Project), 6.30% due 2/15/2024                                                    1,363

Pennsylvania - 4.8%        3,500     Montgomery County, Pennsylvania, IDA, Revenue Bonds (Whitemarsh Continuing
                                     Care Project), 6% due 2/01/2021                                                  3,545
                           9,000     Pennsylvania Economic Development Financing Authority, Exempt Facilities
                                     Revenue Bonds (National Gypsum Company), AMT, Series A, 6.25% due 11/01/2027     9,507
                           7,490     Philadelphia, Pennsylvania, Gas Works Revenue Refunding Bonds, 1975 General
                                     Ordinance, 17th Series, 5.375% due 7/01/2022 (c)                                 8,158
                                     Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Refunding
                                     Bonds, Series A:
                           1,750           (Guthrie Health), 6.25% due 12/01/2015                                     1,943
                           3,000           (Guthrie Health), 6.25% due 12/01/2016                                     3,325
                           1,490           (Guthrie Healthcare System), 6.25% due 12/01/2018                          1,635

South Carolina - 2.5%                Medical University Hospital Authority, South Carolina, Mortgage Hospital
                                     Facilities, Revenue Refunding Bonds, Series A (d)(e):
                           4,125           5.25% due 2/15/2023                                                        4,440
                           4,250           5.25% due 8/15/2023                                                        4,575
                           3,000           5.25% due 8/15/2024                                                        3,222
                           2,380           5.25% due 8/15/2025                                                        2,550

Tennessee - 4.1%           1,800     Johnson City, Tennessee, Health and Educational Facilities Board,
                                     Retirement Facility Revenue Bonds (Appalachian Christian Village Project),
                                     Series A, 6% due 2/15/2019                                                       1,799
                           5,000     McMinn County, Tennessee, IDB, PCR (Calhoun Newsprint Co. Project), AMT,
                                     7.625% due 3/01/2016                                                             5,009
                             800     Sevier County, Tennessee, Public Building Authority Revenue Bonds, Local
                                     Government Public Improvement IV, VRDN, Series E-5, 1.75% due 6/01/2020 (a)(f)     800
                                     Shelby County, Tennessee, Health, Educational and Housing Facilities Board
                                     Revenue Bonds (Germantown Village), Series A:
                           3,550           6.75% due 12/01/2018                                                       3,647
                           1,450           7% due 12/01/2023                                                          1,487
                                     Shelby County, Tennessee, Health, Educational and Housing Facility Board,
                                     Hospital Revenue Refunding Bonds (Methodist Healthcare):
                           3,760           6% due 9/01/2012 (j)                                                       4,378
                           2,190           6.25% due 9/01/2012 (j)                                                    2,586
                             745           6% due 9/01/2016 (i)                                                         865
                           1,495           6% due 9/01/2017 (i)                                                       1,737
                           1,310           6.25% due 9/01/2018 (i)                                                    1,541

Texas - 11.4%                        Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.),
                                     First Tier, Series A:
                           6,445           6.375% due 1/01/2016                                                       6,808
                          10,260           6.70% due 1/01/2032                                                       10,877
                           1,500     Bexar County, Texas, Health Facilities Development Corporation, Revenue
                                     Refunding Bonds (Army Retirement Residence Project), 6.30% due 7/01/2032         1,592
                                     Brazos River Authority, Texas, PCR, Refunding, AMT, Series A:
                           1,500           (TXU Energy Company LLC Project), 6.75% due 4/01/2038                      1,736
                           4,885           (Texas Utility Company), 7.70% due 4/01/2033                               5,765
                           1,700     Brazos River, Texas, Harbor Navigation District, Brazoria County
                                     Environmental Revenue Refunding Bonds (Dow Chemical Company Project),
                                     AMT, Series A-7, 6.625% due 5/15/2033                                            1,871
                           7,210     Dallas-Fort Worth, Texas, International Airport Facility, Improvement
                                     Corporation Revenue Bonds (Learjet Inc.), AMT, Series 2001-A-1, 6.15%
                                     due 1/01/2016                                                                    7,252
                           2,440     Gulf Coast, Texas, IDA, Solid Waste Disposal Revenue Bonds (Citgo Petroleum
                                     Corporation Project), AMT, 7.50% due 5/01/2025                                   2,730
                           1,500     Houston, Texas, Health Facilities Development Corporation, Retirement
                                     Facility Revenue Bonds (Buckingham Senior Living Community), Series A, 7%
                                     due 2/15/2023                                                                    1,620
                           7,420     Lower Colorado River Authority, Texas, PCR (Samsung Austin Semiconductor),
                                     AMT, 6.95% due 4/01/2030                                                         8,467
                           2,600     Matagorda County, Texas, Navigation District Number 1, Revenue Refunding
                                     Bonds (Reliant Energy Inc.), Series C, 8% due 5/01/2029                          2,873
                           2,300     Port Corpus Christi, Texas, Individual Development Corporation,
                                     Environmental Facilities Revenue Bonds (Citgo Petroleum Corporation Project),
                                     AMT, 8.25% due 11/01/2031                                                        2,474
                           5,000     Sabine River Authority, Texas, PCR, Refunding (TXU Electric Company
                                     Project/TXU Energy Company LLC), AMT, Series B, 5.75% due 5/01/2030              5,384
                                     San Marcos, Texas, Consolidated Independent School District, GO:
                           3,020           5.625% due 8/01/2025                                                       3,377
                           3,210           5.625% due 8/01/2026                                                       3,579

Virginia - 5.3%           10,000     Giles County, Virginia, IDA, Revenue Bonds (Hoechst Celanese Corporation),
                                     AMT, 6.45% due 5/01/2026                                                        10,223
                                     James City County, Virginia, IDA, Residential Care Facility, Revenue
                                     Refunding Bonds, Series A:
                           3,285           5.75% due 3/01/2017                                                        3,443
                           1,150           6% due 3/01/2023                                                           1,220
                           2,250     Loudoun County, Virginia, IDA, IDR, Refunding (Dulles Airport Marriott
                                     Hotel), 7.125% due 9/01/2015                                                     2,303
                           2,000     Pittsylvania County, Virginia, IDA, Revenue Refunding Bonds, Exempt-Facility,
                                     AMT, Series B, 7.65% due 1/01/2010                                               2,058
                          11,910     Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds, Senior
                                     Series A, 5.50% due 8/15/2028                                                   11,538

Wyoming - 1.5%                       Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds (FMC
                                     Corporation Project), AMT:
                           3,895           Series A, 7% due 6/01/2024                                                 3,957
                           5,000           Series B, 6.90% due 9/01/2024                                              5,068

Guam - 0.4%                2,250     Commonwealth of the Northern Mariana Islands, Guam, GO, Series A, 6.75%
                                     due 10/01/2033                                                                   2,316

Puerto Rico - 7.0%        17,935     Puerto Rico Electric Power Authority, Power Revenue Bonds, Series NN,
                                     5.50% due 7/01/2018                                                             19,920
                           5,390     Puerto Rico Industrial Medical and Environmental Pollution Control
                                     Facilities Financing Authority, Special Facilities Revenue Bonds
                                     (American Airlines Inc.), Series A, 6.45% due 12/01/2025                         3,795
                                     Puerto Rico Public Buildings Authority, Government Facilities, Revenue
                                     Refunding Bonds:
                           5,170           Series D, 5.25% due 7/01/2027                                              5,476
                           8,000           Series I, 5.50% due 7/01/2021                                              8,835
                           2,525     Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue
                                     Bonds, Series E, 5.50% due 8/01/2029                                             2,697

U.S. Virgin Islands - 1.7% 2,500     Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds
                                     (Hovensa Coker Project), AMT, 6.50% due 7/01/2021                                2,736
                           6,750     Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds
                                     (Hovensa Refinery), AMT, 6.125% due 7/01/2022                                    7,247

                                     Total Municipal Bonds (Cost - $834,270) - 148.5%                               865,979

                                     Total Investments (Cost - $834,270*) - 148.5%                                  865,979
                                     Other Assets Less Liabilities - 0.4%                                             2,387
                                     Preferred Stock, at Redemption Value - (48.9%)                               (285,057)
                                                                                                                 ----------
                                     Net Assets Applicable to Common Stock - 100.0%                              $  583,309
                                                                                                                 ==========

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FSA Insured.

(d) MBIA Insured.

(e) FHA Insured.

(f) Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect.
    This rate changes periodically based upon prevailing market rates.

(g) Radian Insured.

(h) XL Capital Insured.

(i) Escrowed to maturity.

(j) Prerefunded.

  * The cost and unrealized appreciation (depreciation) of investments as of February 28, 2005, as computed for federal income tax purposes, were as follows:

                                                             (in Thousands)

    Aggregate cost                                          $       834,270
                                                            ===============
    Gross unrealized appreciation                           $        31,978
    Gross unrealized depreciation                                     (269)
                                                            ---------------
    Net unrealized appreciation                             $        31,709
                                                            ===============

    Forward interest rate swaps outstanding as of February 28, 2005 were as follows:

                                                             (in Thousands)

                                                                 Unrealized
                                                  Notional     Appreciation
                                                   Amount    (Depreciation)

    Receive a variable rate equal to 7-Day
    Bond Market Association Municipal Swap
    Index Rate and pay a fixed rate of 3.686%

    Broker, JPMorgan Chase Bank
    Expires March 2015                            $   68,000       $   (50)

    Receive a variable rate equal to 7-Day
    Bond Market Association Municipal Swap
    Index Rate and pay a fixed rate of 3.68%

    Broker, Morgan Stanley Capital Services, Inc.
    Expires March 2015                            $   40,000             11

    Receive a variable rate equal to 7-Day
    Bond Market Association Municipal Swap
    Index Rate and pay a fixed rate of 3.759%

    Broker, JPMorgan Chase Bank
    Expires November 2018                         $    7,800             98
                                                                   --------
    Total                                                          $     59
                                                                   ========



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Muni Intermediate Duration Fund, Inc.


By:    /s/Robert C. Doll, Jr.
       Robert C. Doll, Jr.
       Chief Executive Officer
       Muni Intermediate Duration Fund, Inc.


Date: April 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/Robert C. Doll, Jr.
       Robert C. Doll, Jr.
       Chief Executive Officer
       Muni Intermediate Duration Fund, Inc.


Date: April 22, 2005


By:    /s/ Donald C. Burke
       Donald C. Burke
       Chief Financial Officer
       Muni Intermediate Duration Fund, Inc.


Date: April 22, 2005